Other receivables and prepayments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other receivables and prepayments [Abstract]
Value added tax and miscellaneous tax recoverable	$ 490
Other prepayments	254	169
Other receivables and prepayments	$ 744	$ 169